SCHEDULE OF FAIR VALUE MEASUREMENT (Details) - Youlife International Holdings Inc [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Platform Operator, Crypto Asset [Line Items]
Financial assets at fair value through	$ (2,911)	¥ (21,248)	$ 5,141	¥ 36,500	¥ 38,336
Fair Value, Inputs, Level 1 [Member]
Platform Operator, Crypto Asset [Line Items]
Financial assets at fair value through
Fair Value, Inputs, Level 2 [Member]
Platform Operator, Crypto Asset [Line Items]
Financial assets at fair value through
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto Asset [Line Items]
Financial assets at fair value through		¥ (21,248)		¥ 36,500	¥ 38,336